CONSOLIDATED STATEMENTS OF INCOME BY FUNCTION - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Revenue	$ 4,884,015	$ 3,923,667	$ 10,070,063
Cost of sales	(4,963,485)	(4,513,228)	(7,951,269)
Gross margin	(79,470)	(589,561)	2,118,794
Other income	227,331	411,002	360,864
Distribution costs	(291,820)	(294,278)	(580,046)
Administrative expenses	(439,494)	(499,512)	(735,218)
Other expenses	(535,824)	(692,939)	(422,792)
Restructuring activities expenses	(2,337,182)	(990,009)
Other gains/(losses)	30,674	(1,874,789)	11,525
Income (loss) from operation activities	(3,425,785)	(4,530,086)	753,127
Financial income	21,107	50,397	26,283
Financial costs	(805,544)	(586,979)	(589,934)
Foreign exchange gains/(losses)	131,408	(48,403)	(32,571)
Result of indexation units	(5,393)	9,348	(14,989)
Income (loss) before taxes	(4,084,207)	(5,105,723)	141,916
Income tax expense / benefit	(568,935)	550,188	53,697
NET INCOME (LOSS) FOR THE YEAR	(4,653,142)	(4,555,535)	195,613
Income (loss) attributable to owners of the parent	(4,647,491)	(4,545,887)	190,430
Income (loss) attributable to non-controlling interest	(5,651)	(9,648)	5,183
Net income (loss) for the year	$ (4,653,142)	$ (4,555,535)	$ 195,613
EARNINGS PER SHARE
Basic earnings (losses) per share (US$) (in Dollars per share)	$ (7.66397)	$ (7.49642)	$ 0.31403
Diluted earnings (losses) per share (US$) (in Dollars per share)	$ (7.66397)	$ (7.49642)	$ 0.31403